Filed Pursuant to Rule 497(e)
1933 Act File No. 333-215588
1940 Act File No. 811-23226

Supplement dated January 22, 2024
to the

Alexis Practical Tactical ETF
(the “Fund”)

Prospectus and Statement of Additional Information (“SAI”),
each dated September 30, 2023

This supplement makes the following amendment to disclosures in the Fund’s Prospectus and SAI.

Due to a recent name change, all references to Alexis Browne in the Fund’s Prospectus and SAI, are hereby replaced with Alexis Browne Roberts.

Please retain this Supplement with your Prospectus and SAI for future reference.